Share-Based Compensation (Details) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Sep. 09, 2020 ¥ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-Based Compensation (Details) [Line Items]
Compensation expenses cost		$ 776	$ 830	$ 1,599		$ 1,668	$ 520
Compensation expense restricted shares amounted		$ 3,595		$ 4,159	$ 4,159
Weighted-average period		2 years 2 months 1 day		2 years 8 months 1 day
Employees granted restricted shares vesting rate				20.00%
Employees granted restricted shares vesting period				5 years
Employees subscription payment				$ 1,553
Fair value of shares grant date per share | (per share)				$ 3.94	$ 25.71
Share Incentive Plan 2020 [Member]
Share-Based Compensation (Details) [Line Items]
Employees shares granted (in Shares) | shares	2,500,000
Employees contribution price per share (in Yuan Renminbi per share) | ¥ / shares	¥ 4.2